ACCRUED EXPENSES (Details) - USD ($)	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
LONG TERM DEBT
Accrued real estate taxes	$ 40,162	$ 66,959	$ 30,206
Accrued payroll	59,125	69,572	70,421
Accrued payroll taxes	11,709	7,058	4,025
Accrued sales taxes payable	66,578	35,380	45,219
Accrued vacation pay	25,211	23,204	23,227
Other accrued expenses	628	559	1,888
Accrued expenses	$ 203,413	$ 202,732	$ 174,986